Consolidated Statements of Total Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Earnings/ (Loss)	Retained Earnings	Total Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2010	$ 1,468,259	$ 455	$ 396,485	$ (53,660)	$ 1,082,160	$ 1,425,440	$ 42,819
Beginning Balance (in shares) at Dec. 31, 2010		45,579,000
Consolidated net earnings	83,573				82,379	82,379	1,194
Other comprehensive earnings (loss)	(30,261)			(30,230)		(30,230)	(31)
Dividends declared ($1.60 per common share)	(73,648)				(73,648)	(73,648)
Issuances of common stock for stock award plans (in shares)		147,000
Issuances of common stock for stock award plans	(2,405)	1	(2,406)			(2,405)
Stock-based compensation expense	11,522		11,522			11,522
Distributions to owners of noncontrolling interests	(1,000)						(1,000)
Purchase of remaining interest in existing subsidiaries	(7,176)		(3,737)			(3,737)	(3,439)
Ending Balance at Dec. 31, 2011	1,448,864	456	401,864	(83,890)	1,090,891	1,409,321	39,543
Ending Balance (in shares) at Dec. 31, 2011		45,726,000
Consolidated net earnings	85,527				84,474	84,474	1,053
Other comprehensive earnings (loss)	(22,321)			(22,279)		(22,279)	(42)
Dividends declared ($1.60 per common share)	(73,767)				(73,767)	(73,767)
Issuances of common stock for stock award plans (in shares)		276,000
Issuances of common stock for stock award plans	5,015	3	5,012			5,015
Stock-based compensation expense	7,781		7,781			7,781
Distributions to owners of noncontrolling interests	(800)						(800)
Ending Balance at Dec. 31, 2012	1,450,299	459	414,657	(106,169)	1,101,598	1,410,545	39,754
Ending Balance (in shares) at Dec. 31, 2012	46,002,000	46,002,000
Consolidated net earnings	119,432				121,337	121,337	(1,905)
Other comprehensive earnings (loss)	62,124			62,055		62,055	69
Dividends declared ($1.60 per common share)	(74,197)				(74,197)	(74,197)
Issuances of common stock for stock award plans (in shares)		259,000
Issuances of common stock for stock award plans	11,129	2	11,127			11,129
Stock-based compensation expense	7,008		7,008			7,008
Distributions to owners of noncontrolling interests	(876)						(876)
Ending Balance at Dec. 31, 2013	$ 1,574,919	$ 461	$ 432,792	$ (44,114)	$ 1,148,738	$ 1,537,877	$ 37,042
Ending Balance (in shares) at Dec. 31, 2013	46,261,000	46,261,000